Commitments and Contingencies	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Commitments and Contingencies [Abstract]
COMMITMENTS AND CONTINGENCIES

NOTE 16 – COMMITMENTS AND CONTINGENCIES

Litigation

From time to time, the Company is subject to ordinary routine litigation incidental to its normal business operations. The Company is not currently a party to, and its property is not subject to, any material legal proceedings, except as set forth below.

On October 28, 2019, Research Institute at Nationwide Children’s Hospital (“Research Institute”) filed a Complaint in the United States District Court for the Southern District of Ohio Eastern Division against Dr. Zhou, Li Chen, the Company and Genexosome with various claims against the Company and Genexosome including misappropriation of trade secrets in violation of the Defend Trade Secrets Act of 2016 and violation of Ohio Uniform Trade Secrets Act. The Company, Genexosome and the Research Institute entered into a Settlement Agreement dated June 7, 2022 (the “Settlement Date”) whereby the Company agreed to pay the Research Institute $450,000 on each of the sixty-day, one year and two-year anniversaries of the Settlement Date. In addition, the Company agreed to pay the Research Institute 30% of the Company’s initial pre-tax profit of $3,333,333, 20% of the Company’s second pre-tax profit of $3,333,333 and 10% of the Company’s third pre-tax profit of $3,333,333. The parties provided a mutual release as well. As of both March 31, 2026 and December 31, 2025, the accrued litigation settlement amounted to $363,450.

Operating Leases Commitment

The Company is a party to leases for office space. These lease agreements expire through February 2029. Rent expense under all operating leases amounted to approximately $20,500 and $32,000 for the three months ended March 31, 2026 and 2025, respectively.

Supplemental cash flow information related to leases for the three months ended March 31, 2026 and 2025 is as follows:

	Three Months Ended March 31,
	2026	2025
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows paid for operating lease	$18,500	$27,535
Right-of-use assets obtained in exchange for lease obligation:
Operating lease	$169,743	$127,486

The following table summarizes the lease term and discount rate for the Company’s operating leases as of March 31, 2026:

Operating Lease
Weighted average remaining lease term (in years)	2.34
Weighted average discount rate	12.0%

The following table summarizes the maturity of lease liabilities under operating leases as of March 31, 2026:

For the Twelve-month Period Ending March 31:	Operating Lease
2027	$97,000
2028	70,500
2029	11,000
2030 and thereafter	-
Total lease payments	178,500
Amount of lease payments representing interest	(18,155)
Total present value of operating lease liabilities	$160,345

Current portion	$83,508
Long-term portion	76,837
Total	$160,345

NOTE 22 – COMMITMENTS AND CONTINGENCIES

Litigation

From time to time, the Company is subject to ordinary routine litigation incidental to its normal business operations. The Company is not currently a party to, and its property is not subject to, any material legal proceedings, except as set forth below.

On October 28, 2019, Research Institute at Nationwide Children’s Hospital (“Research Institute”) filed a Complaint in the United States District Court for the Southern District of Ohio Eastern Division against Dr. Zhou, Li Chen, the Company and Genexosome with various claims against the Company and Genexosome including misappropriation of trade secrets in violation of the Defend Trade Secrets Act of 2016 and violation of Ohio Uniform Trade Secrets Act. The Company, Genexosome and the Research Institute entered into a Settlement Agreement dated June 7, 2022 (the “Settlement Date”) whereby the Company agreed to pay the Research Institute $450,000 on each of the sixty-day, one year and two-year anniversaries of the Settlement Date. In addition, the Company agreed to pay the Research Institute 30% of the Company’s initial pre-tax profit of $3,333,333, 20% of the Company’s second pre-tax profit of $3,333,333 and 10% of the Company’s third pre-tax profit of $3,333,333. The parties provided a mutual release as well. As of December 31, 2025 and 2024, the accrued litigation settlement amounted to $363,450 and $373,450, respectively.

Operating Leases Commitment

The Company is a party to leases for office space. These lease agreements expire through December 2026. Rent expense under all operating leases amounted to approximately $97,000 and $127,000 for the years ended December 31, 2025 and 2024, respectively. Supplemental cash flow information related to leases for the years ended December 31, 2025 and 2024 is as follows:

	Years Ended December 31,
	2025	2024
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows paid for operating lease	$81,650	$125,076
Right-of-use assets obtained in exchange for lease obligation:
Operating lease	$127,486	$-

The following table summarizes the maturity of lease liabilities under operating lease as of December 31, 2025:

For the Year Ending December 31:	Operating Lease
2026	$6,000
2027 and thereafter	-
Total lease payments	6,000
Amount of lease payments representing interest	-
Total present value of operating lease liabilities	$6,000